Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Deposits paid | $	$ 344		$ 259
Prepayments | $	151		59
Other receivables | $	251		156
Other tax recoverable | $	2		73
Prepayments and other current assets | $	$ 748		$ 547
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 19,962		¥ 18,702
Other receivables | ¥		13,988		8,791
Deposits for finance leases | ¥		17,512		0
Other current assets | ¥		1,397		1,485
Prepayments and other current assets | ¥		¥ 52,859		¥ 28,978